SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2013
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT
LONG-TERM DEBT

(in thousands of $)	June 30, 2013	December 31, 2012
Long-term debt:
8.5% Senior Notes due 2013, net	—	247,766
NOK500 million senior unsecured floating rate bonds due 2014	71,841	78,505
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
NOK600 million senior unsecured floating rate bonds due 2017	98,750	107,910
3.25% senior unsecured convertible bonds due 2018	350,000	—
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2026	1,033,701	1,272,019
	1,679,292	1,831,200
Short-term debt:
U.S. dollar denominated floating rate debt (LIBOR plus margin)	70,000	—
Total short-term and long-term debt	1,749,292	1,831,200
Less: Short-term debt and current portion of long-term debt	(275,124)	(157,689)
	1,474,168	1,673,511

The outstanding debt as of June 30, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31

2013 (remaining six months)	65,776
2014	371,424
2015	134,799
2016	184,454
2017	194,704
Thereafter	798,135
Total debt	1,749,292

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) was 4.11% per annum at June 30, 2013 (December 31, 2012: 4.17%). This rate takes into consideration the effect of related interest rate swaps. At June 30, 2013, the three month US Dollar London Interbank Offered Rate, or LIBOR, was 0.28% (December 31, 2012: 0.31%) and the Norwegian Interbank Offered Rate, or NIBOR, was 1.66% (December 31, 2012: 1.83%).
8.5% Senior Notes due 2013
On December 15, 2003, the Company issued $580 million of 8.5% Senior Notes. During the six month period ended June 30, 2013, the Company redeemed the remaining outstanding notes and recorded losses of $1.1 million on the repurchase of notes during the period. The net amount outstanding at June 30, 2013, was $nil (December 31, 2012: $247.8 million).

NOK500 million senior unsecured bonds due 2014
On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014. The bonds may, in their entirety, be redeemed at the Company’s option from October 7, 2013, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK40.5 million in 2010, NOK13.0 million in 2011 and NOK10.0 million in 2012, which are being held as treasury bonds. The net amount outstanding at June 30, 2013, was NOK436.5 million, equivalent to $71.8 million (December 31, 2012: NOK436.5 million, equivalent to $78.5 million).
3.75% senior unsecured convertible bonds due 2016
On February 10, 2011, the Company issued a senior unsecured convertible bond loan totaling $125 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $21.22. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.

NOK600 million senior unsecured bonds due 2017
On October 19, 2012, the Company issued a senior unsecured bond loan totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on October 19, 2017. The bonds may, in their entirety, be redeemed at the Company's option from April 19, 2017, upon giving bondholders at least 30 business days notice and paying 100.50% of par value plus accrued interest. At June 30, 2013, the full amount of NOK600 million was outstanding, equivalent to $98.8 million (December 31, 2012: NOK600 million, equivalent to $107.9 million).
3.25% senior unsecured convertible bonds due 2018
On January 30, 2013, the Company issued a senior unsecured convertible bond loan totaling $350.0 million. Interest on the bonds is fixed at 3.25% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 1, 2018. The conversion price at the time of issue was $21.945 per share, representing a 33% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $21.433. In conjunction with the bond issue, the Company loaned up to 6,060,606 of its common shares to an affiliate of one of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. The shares that were lent by the Company were borrowed from Hemen Holding Ltd., the largest shareholder of the Company for a one-time loan fee of $1.0 million.
As required by ASC 470-20 "Debt with conversion and other options", the Company calculated the equity component of the convertible bond as well as the fair value of the share lending arrangement. This component has been recorded within equity and deferred charges to be amortised over the life of the bond. The Company recorded a net amount (after expenses) of $20.7 million and amortisation of $1.7 million for the period ended June 30, 2013.
$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels. The terms of the loan were initially linked to long-term charters of the vessels, and the Company did not provide a corporate guarantee for the facility. In April 2012, those long-term charters were terminated and the terms of the loan agreement were amended. Although the facility continues without recourse to the Company, as part of the amended agreement the Company now guarantees that revenues received by the vessel-owning subsidiaries will achieve certain minimum levels for each vessel. This performance guarantee has been reduced to a maximum amount of $20.5 million in aggregate as of June 30, 2013. The facility bears interest at LIBOR plus a margin and has a term of twelve years from the date of drawdown for each vessel. The net amount outstanding at June 30, 2013, was $174.8 million (December 31, 2012: $174.8 million).
$149 million secured term loan facility
In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels, which served as the security for this facility. One of the vessels was sold in January 2008 and the loan facility is currently secured by the remaining four vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2013, was $78.2 million (December 31, 2012: $82.4 million).
$77 million secured term loan facility
In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at June 30, 2013, was $42.3 million (December 31, 2012: $45.5 million).
$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of a 1,700 TEU container vessel, which also serves as security for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. At June 30, 2013, the available amount under the facility was $1.0 million. The net amount outstanding at June 30, 2013 was $5.0 million (December 31, 2012: $7.0 million).
$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan and revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. At June 30, 2013, the available amount under the revolving part of the facility was $0.2 million. The net amount outstanding at June 30, 2013, was $26.8 million (December 31, 2012: $29.3 million).
$58 million secured revolving credit facility
In September 2008, two wholly-owned subsidiaries of the Company entered into a $58 million secured revolving credit facility with a syndicate of banks. The borrowings under this facility are secured by two 1,700 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. At June 30, 2013, the available amount under the facility was $16.4 million. The net amount outstanding at June 30, 2013, was $nil (December 31, 2012: $23.0 million).
$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2013, was $33.4 million (December 31, 2012: $34.8 million).
$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks that was secured by 26 vessels chartered to Frontline. Seven of these vessels were sold through 2012 and two were sold in 2013, so that at June 30, 2013, the facility was secured by 17 vessels. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. At June 30, 2013, the available amount under the revolving part of the facility was $208.7 million. The net amount outstanding at June 30, 2013, was $97.7 million (December 31, 2012: $313.0 million).
$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at June 30, 2013, was $33.4 million (December 31, 2012: $34.8 million).
$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $54 million secured term loan facility with a bank, secured by two Supramax drybulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at June 30, 2013, was $43.9 million (December 31, 2012: $45.9 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured by a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. At June 30, 2013, the available amount under the revolving part of the facility was fully drawn. The net amount outstanding at June 30, 2013, was $72.5 million (December 31, 2012: $52.5 million).
$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured by three newbuilding Supramax drybulk carriers, two of which were delivered in 2011 and one which was delivered in 2012. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at June 30, 2013, was $65.5 million (December 31, 2012: $68.4 million).
$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is supported by China Export & Credit Insurance Corporation, or SINOSURE, who has provided an insurance policy in favour of the banks for part of the outstanding loan. The facility is secured by a newbuilding 1,700 TEU container vessel, which was delivered in 2010, and seven newbuilding Handysize drybulk carriers delivered between 2011 and 2013. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. The net amount outstanding at June 30, 2013, was $152.4 million (December 31, 2012: $140.3 million).
$55 million secured securities financing agreement
In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at US Federal funds rate plus a margin and will be secured against the relevant securities. The facility had not been utilized as at June 30, 2013.
$167 million secured term loan and revolving credit facility
In July 2011, five wholly-owned subsidiaries entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks. The proceeds of the facility were used to refinance a $350 million senior and junior secured term loan facility entered into in 2005, which matured in June 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown, and is secured by five double-hull VLCCs vessels. At June 30, 2013, the available amount under the revolving part of the facility was fully drawn. The net amount outstanding at June 30, 2013, was $120.1 million (December 31, 2012: $130.3 million).
$184 million secured term loan facility
In March 2012, four wholly-owned subsidiaries of the Company entered into a $184 million secured term loan facility with a bank, secured by four newbuilding container vessels, which are expected to be delivered in 2013 and 2014. The facility bears interest at LIBOR plus a margin and has a term of approximately twelve years from delivery of each vessel. The facility is for both pre- and post-delivery financing. At June 30, 2013, undrawn commitment under the facility was $147.2 million, of which $18.4 million was available for drawdown based on instalments paid to the construction yard. The net amount outstanding at June 30, 2013, was $36.8 million (December 31, 2012: $36.8 million).

$53.2 million secured term loan facility
In November 2012, two wholly-owned subsidiaries of the Company entered into a $53.2 million secured term loan facility with a bank, secured against two car carriers. The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at June 30, 2013 was $51.0 million (December 31, 2012: $53.2 million).
$70.0 million secured term loan facility
In June 2013, the Company entered into a $70.0 million secured term loan facility with a syndicate of banks. The facility is secured by the shares of a wholly owned subsidiary which has a newbuilding harsh environment jack-up rig under construction with expected delivery in December 2013. The facility bears interest at LIBOR plus a margin and is repayable upon delivery of the rig, however no later than February 28, 2014. The net amount outstanding at June 30, 2013, was $70.0 million.

The Company’s loan agreements contain certain financial covenants and require it to provide security to its lenders in the form of pledged assets. In general, the main financial covenants contained in the Company’s loan agreements provide limitations on the amount of its total borrowings and secured debt and include provisions that require it to (i) maintain available cash, including freely available undrawn amounts under credit facilities with maturity exceeding 12 months, on a consolidated basis of not less than $25 million; (ii) maintain positive working capital on a consolidated basis; and (iii) maintain a ratio of total liabilities to adjusted total assets of less than 0.80.
The main security provided under the secured credit facilities include (i) guarantees from subsidiaries, as well as instances where the Company guarantees all or part of the loans; (ii) a first priority pledge over all shares of the relevant asset owning subsidiaries; (iii) a first priority mortgage over the relevant collateral assets which includes all of the vessels and the drilling units that are currently owned by the Company; and (iv) a first priority security interest over all earnings and proceeds of insurance with respect to the assets in the relevant asset owning subsidiaries. Many of the secured credit facilities require the Company to provide additional security or prepay certain amounts in the event that the fair market value of the vessels securing a facility is less than an applicable percentage, ranging between 100% to 140%, of the principal amount outstanding under such facility. The main covenants for the outstanding bonds include customary provisions limiting certain payments, including the payment of dividends and the incurrence of certain debt.
As of June 30, 2013, the Company was in compliance with all of the covenants in its debt and bond agreements.